29. Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Due from related parties	$ 39	$ 94
Due to related parties	$ 79	$ 0